Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2019
Income Tax
Income tax expense	$ 14	$ 5	$ 14	$ 10
United States
Income Tax
Aggregate income tax provision						$ 30
Total liability	$ 21		$ 21		$ 21